Goodwill and Intangible Assets - Summary of Carrying Amounts of Goodwill and Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Goodwill Beginning balance	$ 5,713	$ 5,884
Total intangible assets Beginning balance	4,127	4,223
Goodwill Additions/ disposals	(65)
Total intangible assets Additions/ Disposals	145	303
Effect of changes in foreign exchange rates	216	(171)
Goodwill Ending balance	5,864	5,713
Total goodwill and intangible assets Beginning balance	9,840	10,107
Total goodwill and intangible assets Additions/ Disposals	80	303
Amortization expense	255	229
Effect of changes in foreign exchange rates	432	(341)
Effect of changes in foreign exchange rates - Total intangible assets	216	(170)
Total goodwill and intangible assets Ending balance	10,097	9,840
Total intangible assets Ending balance	4,233	4,127
Distribution networks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	989	1,093
Total intangible assets Additions/ Disposals	(133)
Amortization expense	48	47
Effect of changes in foreign exchange rates - Total intangible assets	60	(57)
Total intangible assets Ending balance	868	989
Customer relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	899	969
Amortization expense	55	56
Effect of changes in foreign exchange rates - Total intangible assets	16	(14)
Total intangible assets Ending balance	860	899
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	661	494
Total intangible assets Additions/ Disposals	275	303
Amortization expense	147	121
Effect of changes in foreign exchange rates - Total intangible assets	32	(15)
Total intangible assets Ending balance	821	661
Other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	70	77
Amortization expense	5	5
Effect of changes in foreign exchange rates - Total intangible assets	2	(2)
Total intangible assets Ending balance	67	70
Finite life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	2,619	2,633
Total intangible assets Additions/ Disposals	142	303
Amortization expense	255	229
Effect of changes in foreign exchange rates - Total intangible assets	110	(88)
Total intangible assets Ending balance	2,616	2,619
Brand [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	753	805
Effect of changes in foreign exchange rates - Total intangible assets	66	(52)
Total intangible assets Ending balance	819	753
Fund management contracts and other [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	755	785
Total intangible assets Additions/ Disposals	3
Effect of changes in foreign exchange rates - Total intangible assets	40	(30)
Total intangible assets Ending balance	798	755
Indefinite life intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Total intangible assets Beginning balance	1,508	1,590
Total intangible assets Additions/ Disposals	3
Effect of changes in foreign exchange rates - Total intangible assets	106	(82)
Total intangible assets Ending balance	$ 1,617	$ 1,508